NOTES PAYABLE AND OTHER DEBT Summary of Debt (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Debt instrument, outstanding amount	$ 74,120	$ 82,357	$ 125,676
Deferred financing costs		(2,196)	(2,712)
Unamortized discounts on bonds	(188)	(191)	(205)
Long-term Debt	71,833	79,970	122,759
Less current portion	6,868	13,154	50,960
Notes payable		0	958
Notes payable and other debt, net of current portion		66,816	70,841
Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Debt instrument, outstanding amount		34,473	25,469
Senior debt - guaranteed by USDA
Debt Instrument [Line Items]
Debt instrument, outstanding amount		22,518	26,463
Senior debt - guaranteed by SBA
Debt Instrument [Line Items]
Debt instrument, outstanding amount		2,319	3,548
Senior debt Bonds, net of discount
Debt Instrument [Line Items]
Debt instrument, outstanding amount		7,145	7,230
Senior Debt - Other Mortgage Indebtedness
Debt Instrument [Line Items]
Debt instrument, outstanding amount		5,639	51,128
Other debt
Debt Instrument [Line Items]
Debt instrument, outstanding amount		1,063	2,638
Convertible debt issued in 2014
Debt Instrument [Line Items]
Debt instrument, outstanding amount		9,200	$ 9,200
Senior Debt Obligations | Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Debt instrument, outstanding amount	34,286	34,473
Senior Debt Obligations | Senior debt - guaranteed by USDA
Debt Instrument [Line Items]
Debt instrument, outstanding amount	20,831	22,518
Senior Debt Obligations | Senior debt - guaranteed by SBA
Debt Instrument [Line Items]
Debt instrument, outstanding amount	$ 2,293	2,319
Quail Creek
Debt Instrument [Line Items]
Less current portion		$ 4,400
Private Bank | Sumter Valley | LIBOR
Debt Instrument [Line Items]
Spread on floating interest rate (as a percent)		4.25%
Private Bank | Georgetown Healthcare and Rehab [Member] | LIBOR
Debt Instrument [Line Items]
Spread on floating interest rate (as a percent)		4.25%
Private Bank | Northridge Health | LIBOR
Debt Instrument [Line Items]
Spread on floating interest rate (as a percent)		4.25%
Private Bank | Woodland Hills | LIBOR
Debt Instrument [Line Items]
Spread on floating interest rate (as a percent)		4.25%
Private Bank | Abington Acquisition | LIBOR
Debt Instrument [Line Items]
Spread on floating interest rate (as a percent)		4.25%
Private Bank | Heritage Park | LIBOR
Debt Instrument [Line Items]
Spread on floating interest rate (as a percent)		3.50%
Private Bank | River Valley Health | LIBOR
Debt Instrument [Line Items]
Spread on floating interest rate (as a percent)		3.50%
Private Bank | Little Rock H&R | LIBOR
Debt Instrument [Line Items]
Spread on floating interest rate (as a percent)		4.75%
Congressional Bank [Member] | Quail Creek | LIBOR
Debt Instrument [Line Items]
Spread on floating interest rate (as a percent)	4.75%	4.00%
Metro City Bank | Attalla Health Care | Prime Rate [Member] | Senior Debt Obligations | Senior debt - guaranteed by USDA
Debt Instrument [Line Items]
Spread on floating interest rate (as a percent)	1.50%	1.50%
Metro City Bank | Stone County Nursing | Prime Rate [Member]
Debt Instrument [Line Items]
Spread on floating interest rate (as a percent)		2.25%
Metro City Bank | Coosa Valley Health Care | Prime Rate [Member] | Senior Debt Obligations | Senior debt - guaranteed by USDA
Debt Instrument [Line Items]
Spread on floating interest rate (as a percent)	1.50%	1.50%
Bank of Las Vegas [Member] | College Park | Prime Rate [Member]
Debt Instrument [Line Items]
Spread on floating interest rate (as a percent)		2.00%
Community Bank [Member] | Mountain Trace Rehab | Prime Rate [Member] | Senior Debt Obligations | Senior debt - guaranteed by USDA
Debt Instrument [Line Items]
Spread on floating interest rate (as a percent)	1.75%	1.75%
Bank of Atlanta [Member] | Southland Healthcare | Prime Rate [Member] | Senior Debt Obligations | Senior debt - guaranteed by USDA
Debt Instrument [Line Items]
Spread on floating interest rate (as a percent)	1.50%	1.50%
Bank of Atlanta [Member] | Southland Healthcare | Prime Rate [Member] | Senior Debt Obligations | Senior debt - guaranteed by SBA
Debt Instrument [Line Items]
Spread on floating interest rate (as a percent)	2.25%	2.25%
Square One [Member] | Homestead Manor | Prime Rate [Member] | Senior Debt Obligations | Senior debt - guaranteed by USDA
Debt Instrument [Line Items]
Spread on floating interest rate (as a percent)		1.00%